Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 1,218	¥ 799	¥ 781
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	999	597	578
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	5	10	10
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 214	¥ 192	¥ 193